Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	¥ 20,849	¥ 20,651
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	20,849	20,651
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	972	323
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	809	693
30-59 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	14,486	15,181
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	4,582	4,454
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,056	10,326
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,056	10,326
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	291
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	641
60-89 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	6,026	8,326
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,030	1,068
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	121,594	94,018
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	71,648	65,202
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	33,164	27,275
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	11,330	10,370
90 Days or More Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	16,024	16,548
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	11,130	11,009
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	49,946	28,816
Total past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	149,499	124,995
Total past due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	99,553	96,179
Total past due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
Total past due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	34,136	27,889
Total past due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	12,139	11,704
Total past due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	36,536	40,055
Total past due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	16,742	16,531
Total past due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	0	0
Total past due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	49,946	28,816
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	98,184,792	90,165,588
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	57,742,006	56,935,478
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,815,509	1,660,345
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	42,889,937	42,016,051
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	3,046,405	3,145,216
Current | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,605,545	7,741,465
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,611,053	1,690,644
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	773,557	681,757
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	40,442,786	33,230,110
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	98,334,291	90,290,583
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	57,841,559	57,031,657
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,815,509	1,660,345
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	42,924,073	42,043,940
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	3,058,544	3,156,920
Total | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	7,642,081	7,781,520
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	1,627,795	1,707,175
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	773,557	681,757
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	¥ 40,492,732	¥ 33,258,926